RYDEX SERIES FUNDS

                     Supplement Dated April 11, 2006 to the
           Rydex Series Funds Investor and H-Class Shares Prospectus,
  Advisor and H-Class Shares Prospectus, A-Class and C-Class Shares Prospectus,
   H-Class Shares Prospectus and A-Class and C-Class Shares Prospectus for the
                  Sector Rotation Fund and Core Equity Fund and
                       Statement of Additional Information
                              Dated August 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.
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Effective May 1, 2006, the names of the Rydex Series Funds listed in the table below will be changed to the new Fund names indicated. There will be no change to the investment objectives or principal investment strategies of the Funds in connection with this name change. Your Fund operations will not be affected in any way.

     ----------------------------------------------------------------------------------------------------
                    CURRENT FUND NAME                                   NEW FUND NAME
                                                                    BEGINNING MAY 1, 2006
     ----------------------------------------------------------------------------------------------------
     Core Equity                                      Multi-Cap Core Equity
     ----------------------------------------------------------------------------------------------------
     Large-Cap Europe                                 Europe Advantage
     ----------------------------------------------------------------------------------------------------
     Large-Cap Japan                                  Japan Advantage
     ----------------------------------------------------------------------------------------------------
     Medius                                           Mid-Cap Advantage
     ----------------------------------------------------------------------------------------------------
     Mekros                                           Russell 2000(R) Advantage
     ----------------------------------------------------------------------------------------------------
     U.S. Government Bond                             Government Long Bond Advantage
     ----------------------------------------------------------------------------------------------------
     Arktos                                           Inverse OTC
     ----------------------------------------------------------------------------------------------------
     Inverse Small-Cap                                Inverse Russell 2000(R)
     ----------------------------------------------------------------------------------------------------
     Juno                                             Inverse Government Long Bond
     ----------------------------------------------------------------------------------------------------
     Ursa                                             Inverse S&P 500
     ----------------------------------------------------------------------------------------------------
     Strengthening Dollar                             Dynamic Strengthening Dollar
     ----------------------------------------------------------------------------------------------------
     Weakening Dollar                                 Dynamic Weakening Dollar
     ----------------------------------------------------------------------------------------------------

In addition, the Large-Cap Europe Fund, Large-Cap Japan Fund, Medius Fund, Mekros Fund, Juno Fund, and Ursa Fund will adopt the non-fundamental policies listed below. The adoption of the non-fundamental policies will have no impact on the current investment practices of the Funds because each Fund currently invests at least 80% of its assets in the particular type of securities, or derivatives thereof, suggested by their new names.

THE FOLLOWING NON-FUNDAMENTAL POLICIES FOR THE EUROPE ADVANTAGE FUND AND JAPAN ADVANTAGE FUND REPLACE THE NON-FUNDAMENTAL POLICIES FOR THE LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND UNDER "INVESTMENT RESTRICTIONS - NON-FUNDAMENTAL POLICIES" ON PAGE 31 OF THE SAI. THE FOLLOWING NON-FUNDAMENTAL POLICIES FOR THE MEDIUS FUND, MEKROS FUND, JUNO FUND, AND URSA FUND ARE IN ADDITION TO THOSE NON-FUNDAMENTAL POLICIES LISTED UNDER "INVESTMENT RESTRICTIONS - NON-FUNDAMENTAL POLICIES" ON PAGE 31 OF THE SAI.

---------------------------------------------------------------------------------------------------------------

                         FUND                                           NON-FUNDAMENTAL POLICY
---------------------------------------------------------------------------------------------------------------
The Europe Advantage Fund may not:                       Change its investment strategy to invest at least
                                                         80% of its net assets in equity securities of
                                                         European issuers (and derivatives thereof) without
                                                         60 days' prior notice to shareholders.

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The Japan Advantage Fund may not:                        Change its investment strategy to invest at least
                                                         80% of its net assets in equity securities of
                                                         Japanese issuers (and derivatives thereof) without
                                                         60 days' prior notice to shareholders.

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The Mid-Cap Advantage Fund may not:                      Change its investment strategy to invest at least
                                                         80% of its net assets in mid-cap securities (and
                                                         derivatives thereof) without 60 days' prior notice
                                                         to shareholders.

---------------------------------------------------------------------------------------------------------------
The Russell 2000[R] Advantage Fund may not:              Change its investment strategy to invest at least
                                                         80% of its net assets in financial instruments with
                                                         economic characteristics that should perform
                                                         similarly to those of its underlying index, without
                                                         60 days' prior notice to shareholders.

---------------------------------------------------------------------------------------------------------------
The Inverse Government Long Bond Fund may not:           Change its investment strategy to invest at least
                                                         80% of its net assets in financial instruments with
                                                         economic characteristics that should perform
                                                         opposite to fixed income securities issued by the
                                                         U.S. Government without 60 days' prior notice to
                                                         shareholders.

---------------------------------------------------------------------------------------------------------------
The Inverse S&P 500 Fund may not:                        Change its investment strategy to invest at least
                                                         80% of its net assets in financial instruments with
                                                         economic characteristics that should perform
                                                         opposite to those of its underlying index, without
                                                         60 days' prior notice to shareholders.

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


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.